Income Tax/Deferred Tax - Summary of Reconciliation of Income Tax Charged to Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income Before Income Tax for the Year	$ 2,438,559,532	$ 1,288,083,397	$ 475,930,308
Current Tax Rate	35.00%	35.00%	35.00%
Income for the Year at Tax Rate	$ (853,495,836)	$ (450,829,189)	$ (166,575,608)
Income for Equity Instruments	273,301,643	2,424,519	(1,137,025)
Untaxed Income	4,202,133	17,560,318	204,800
Donations and Other Non-deductible Expenses	(1,372,365)	(1,508,028)	(191,681)
Other	(280,746,090)	(17,138,953)	(9,475,188)
Inflation effect	(735,139,067)	(890,514,111)	(598,050,140)
Tax inflation adjustment	934,410,238	852,719,353	649,831,716
Current Income Tax	(293,371,878)	(696,809,455)	(121,170,679)
Deferred Tax Charge	(204,894,906)	375,511,121	23,180,398
Update of the charge tax for inflation effects	(161,421,306)	(169,333,235)	(24,070,517)
Tax Return adjustment from previous fiscal year	848,746	3,345,478	(3,332,328)
Total Income Tax Charge for the Year	$ (658,839,344)	$ (487,286,091)	$ (125,393,126)